Equity share capital and share premium (Details) shares in Millions	Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 € / shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 € / shares
Disclosure of classes of share capital [line items]
Share capital	$ 7,000,000		$ 7,000,000
Share premium	$ 5,989,000,000		$ 5,989,000,000
Ordinary shares
Disclosure of classes of share capital [line items]
Par value | € / shares		€ 0.01		€ 0.01
Total shares | shares	597.7		597.7
Share capital	$ 7,000,000		$ 7,000,000
Share premium	$ 5,989,000,000		$ 5,989,000,000